Stock-based compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2011	Dec. 31, 2007
Class of Stock [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 188
Employee Stock Option Plans, expense	$ 1,033,395
Employees and Board Members
Class of Stock [Line Items]
Options, granted	128,520	14,582	3,864,188
Share-based compensation expense	$ 1,033,395
Board Members
Class of Stock [Line Items]
Options, exercised	23,570		164,271
Employee Stock Options
Class of Stock [Line Items]
Options, granted			6,600
Stock options, vested date			July 1, 2023
Employees #2
Class of Stock [Line Items]
Options, granted			6,600
Stock options, vested date			July 1, 2024
Employees #3
Class of Stock [Line Items]
Options, granted			6,800
Stock options, vested date			July 1, 2025
External Advisors
Class of Stock [Line Items]
Options, granted		200	6,521
External Advisors #2
Class of Stock [Line Items]
Options, exercised		3,636
Common Stock Class B
Class of Stock [Line Items]
Stock options, number of allocated shares	152,090	18,418	4,054,980
Options, exercise price	$ 2.40	$ 3.11	$ 3.00
Options, exercised	23,570	10,086
WISeKey SA | the "ESOP 1"
Class of Stock [Line Items]
Stock options, number of allocated shares					2,632,500
Options, exercise price					$ 0.01
WISeKey SA | the "ESOP 2"
Class of Stock [Line Items]
Stock options, number of allocated shares				16,698,300
Options, exercise price				$ 0.01